Subsequent Events	12 Months Ended
Feb. 29, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

38. SUBSEQUENT EVENTS

In April 2024, the Board approved a resolution for Karooooo Logistics (Pty) Ltd to repurchase its ordinary shares at a purchase price of ZAR 15.2 million in accordance with the Companies Act of South Africa and to cancel the repurchased shares. As a result, the Group’s effective shareholding in Karooooo Logistics (Pty) Ltd is expected to increase from 70.1% to 74.8% after completion of the repurchase and cancellation.